GOODWILL - Projection (Details) - Leasing Bogota Panama S.A.	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	11.50%
Growth rate after ten years	3.00%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.30%	11.40%
Borrowing rate	2.80%	2.90%
Growth in income from commissions	(0.20%)	2.00%
Growth in expenses	5.90%	5.30%
Discount rate after taxes	11.50%	11.80%
Growth rate after ten years	3.00%	3.00%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.40%	11.40%
Borrowing rate	2.80%	3.00%
Growth in income from commissions	6.60%	7.70%
Growth in expenses	5.50%	6.20%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.40%	11.40%
Borrowing rate	2.80%	3.00%
Growth in income from commissions	8.40%	8.00%
Growth in expenses	5.40%	5.80%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.30%	11.30%
Borrowing rate	2.80%	3.00%
Growth in income from commissions	8.70%	7.80%
Growth in expenses	5.70%	6.00%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.30%	11.30%
Borrowing rate	2.80%	3.00%
Growth in income from commissions	8.70%	7.70%
Growth in expenses	6.20%	6.30%